Property And Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
4.	PROPERTY AND EQUIPMENT, NET
The following is a summary of property and equipment, net and the related useful lives as of June 30, 2021 and December 31, 2020:

		As of
(in thousands)		June 30, 2021	December 31, 2020
Assets Classification	Useful Life
Leasehold improvements	Lesser of lease term or 15 years	$29,779	$25,021
Machinery and equipment	3-12 years	11,012	8,288
Automobiles	3-5 years	6,546	4,900
Computer and equipment	5 years	5,376	4,475
Furniture and equipment	3-7 years	2,876	2,390
Construction in progress		6,582	4,155

Total		62,171	49,229
Less: Accumulated depreciation and amortization		(15,813)	(11,103)

Property and equipment, net		$46,358	$38,126

Depreciation expense was $2.5 million and $1.4 million for the three months ended June 30, 2021 and 2020, respectively, and $4.7 million and $2.7 million for the six months ended June 30, 2021 and 2020, respectively. The Company paid a related party for construction in progress and leasehold improvements totaling $1.1 million and $1.2 million for the three months ended June 30, 2021 and 2020, respectively, and totaling $2.5 million and $3.2 million for the six months ended June 30, 2021 and 2020, respectively. The Company had $0.1 million due from the related party as of June 30, 2021 and $0.1 million due to the related party as of December 31, 2020, respectively, related to the construction in progress and leasehold improvements. These payments are included in the caption accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets.
The Company records construction in progress related to vehicles, computer equipment, medical equipment, furniture, and fixtures that have been acquired but have not yet been placed in service as of the reporting date, as well as leasehold improvements currently in progress.